UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 28, 2013

(Dollar Amounts in Thousands)

(Unaudited)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (54%)*
	---------- ALABAMA (6%) ----------
$ 866	University of Alabama	3.00%	05/01/2021	12.27	$627
138	University of Montevallo	3.00	05/01/2023	12.3	93

					720
	---------- CALIFORNIA (6%) --------
263	Azusa Pacific University	3.00	04/01/2017	12.96	215
110	Monterey Peninsula College	3.00	10/01/2018	11.95	84
190	San Diego State University	3.00	11/01/2021	11.93	133
395	San Francisco State University	3.00	11/01/2021	11.93	276

					708
	---------- MASSACHUSETTS (3%) ----------
112	Atlantic Union College	3.00	11/01/2023	12.68	72
448	Boston University	3.00	12/31/2022	11.87	292

					364
	---------- MICHIGAN (1%) ----------
290	Albion College	3.00	10/01/2015	12.51	249
1,608	Finlandia University	3.50	08/01/2014	12.70	1,121

					1,370
	---------- MINNESOTA (1%) ----------
107	Augsburg College	3.00	04/01/2016	12.95	93
81	College of St. Thomas	3.00	04/01/2017	12.95	65

					158
	---------- NEBRASKA (<1%) ----------
33	University of Nebraska	3.00	07/01/2013	10.59	32

					32
	---------- NEW HAMPSHIRE (3%) ----------
19	New England College	3.625	10/01/2013	12.37	18
415	New England College	3.00	04/01/2019	12.96	313

					331
	---------- NEW JERSEY (<1%) ----------
51	Fairleigh Dickinson University	3.00	11/01/2020	12.09	37

					37
	---------- NEW YORK (4%) ----------
170	Long Island University	3.00	06/01/2016	12.34	138
526	Sarah Lawrence College	3.00	11/01/2021	12.64	372

					510
	---------- NORTH CAROLINA (<1%) ----------
42	Montreat-Anderson College	3.00	12/01/2019	12.19	30

					30

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 28, 2013

(Dollar Amounts in Thousands)

(Unaudited) (Continued)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date		Internal Rate of Return % (A)	Amortized Cost
	---------- OHIO (5%) ----------
535	Case Western Reserve University	3.00	04/01/2016		10.54	475
109	University of Steubenville	3.00	04/01/2017		12.96	89

						564
	---------- PENNSYLVANIA (2%) ----------
197	Carnegie - Mellon University	3.00	11/01/2017		10.45	168
17	Swarthmore College	3.00	05/01/2014		12.30	16
53	Temple University	3.375	11/01/2014		11.99	49

						233
	---------- RHODE ISLAND (1%) ----------
133	Community College of Rhode Island	3.00	04/01/2018		12.10	108

						108
	---------- SOUTH CAROLINA (2%)--------
254	College of Charleston	3.00	07/01/2016		12.02	209
80	Morris College	3.00	11/01/2013		12.42	75

						284
	---------- TEXAS (1%) ----------
16	St. Edward’s University	3.625	04/01/2013		12.80	16
63	Texas Tech University	3.625	03/01/2013		10.80	62

						78
	---------- VERMONT (9%) ----------
360	Middlebury College	3.00	04/01/2018		12.87	283
1,153	University of Vermont	3.00	10/01/2019		12.19	872

						1,155
	---------- VIRGINIA (1%) ----------
175	Old Dominion University	3.00	06/01/2013		11.70	162

						162

	TOTAL COLLEGE & UNIVERSITY LOANS					6,844

	Allowance for Loan Losses					(238)

	Loans, net of Allowance for Loan Losses					6,606

	INVESTMENT AGREEMENTS (46%)
2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	(C)	8.00	2,600
2,981	FNMA #786 Revenue Fund	5.00	12/01/2014	(C)	5.00	2,981

	Total Investment Agreements					5,581

	Total Investments (100.0%)					$12,187	(B)

* Percents are based on total investments.
(A) Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity.
(B) The tax basis for the investments is approximately $14,590.
(C) Terminate at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ Laura S Cawley, Vice President

Date	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	April 29, 2013

* Print the name and title of each signing officer under his or her signature.